Employee Benefit Plans - Summary of Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S.
Change in Plan Assets
Beginning balance	$ 7,942
Employer contributions	1,020
Ending balance	9,137	$ 7,942
Int'l.
Change in Plan Assets
Beginning balance	3,286
Employer contributions	100
Ending balance	3,398	3,286
Pension Benefits | U.S.
Change in Benefit Obligation
Beginning balance	9,713	12,966
Service cost	342	432	$ 450
Interest cost	448	318	235
Plan participants' contributions	0	0
Plan amendments	0	40
Actuarial (gain) loss	603	(2,753)
Foreign currency exchange rate changes	0	0
Benefits paid	(714)	(1,290)
Acquisitions	0	0
Curtailment	0	0
Special termination costs	0	0	0
Ending balance	10,392	9,713	12,966
Change in Plan Assets
Beginning balance	7,942	9,919
Actual return on plan assets	889	(1,851)
Foreign currency exchange rate changes	0	0
Employer contributions	1,020	1,164
Plan participants' contributions	0	0
Benefits paid	(714)	(1,290)
Ending balance	9,137	7,942	9,919
Funded status	(1,255)	(1,771)
Pension Benefits | Int'l.
Change in Benefit Obligation
Beginning balance	3,354	5,351
Service cost	58	83	123
Interest cost	193	137	137
Plan participants' contributions	3	3
Plan amendments	28	38
Actuarial (gain) loss	17	(1,559)
Foreign currency exchange rate changes	180	(423)
Benefits paid	(218)	(276)
Acquisitions	(14)	0
Curtailment	2	0
Special termination costs	2	0	0
Ending balance	3,605	3,354	5,351
Change in Plan Assets
Beginning balance	3,286	4,950
Actual return on plan assets	46	(1,096)
Foreign currency exchange rate changes	181	(453)
Employer contributions	100	158
Plan participants' contributions	3	3
Benefits paid	(218)	(276)
Ending balance	3,398	3,286	4,950
Funded status	(207)	(68)
Other Benefits
Change in Benefit Obligation
Beginning balance	1,938	2,489
Service cost	33	43	43
Interest cost	97	60	53
Plan participants' contributions	63	62
Plan amendments	0	18
Actuarial (gain) loss	103	(509)
Foreign currency exchange rate changes	5	(5)
Benefits paid	(222)	(220)
Acquisitions	0	0
Curtailment	0	0
Special termination costs	0	0	0
Ending balance	2,017	1,938	2,489
Change in Plan Assets
Beginning balance	0	0
Actual return on plan assets	0	0
Foreign currency exchange rate changes	0	0
Employer contributions	159	158
Plan participants' contributions	63	62
Benefits paid	(222)	(220)
Ending balance	0	0	$ 0
Funded status	$ (2,017)	$ (1,938)